CONVERTIBLE LOAN	12 Months Ended
Dec. 31, 2012
CONVERTIBLE LOAN
CONVERTIBLE LOAN

13. CONVERTIBLE LOAN

On June 12, 2012 and October 24, 2012, the Group finalized a loan agreement amounting to RMB 125,710 (US$ 20,000) (“Loan Agreement”) with International Finance Corporation (“IFC”), in which IFC granted the Group a convertible loan (“IFC Loan”). IFC may at its option convert a minimum of $1,000 or its integral multiple of IFC Loan in whole or in part, at any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan, into Class A Ordinary Shares at the conversion price of $10, subject to dilution protection adjustment and registration or an exemption from registration under the Securities Act.

IFC Loan bears variable rate of 4.5% per annum above 6-month LIBOR, subject to step down provision as follow:

(i)                  Within 12 months from the date of the Loan Agreement, 3.5% for future IFC Loan interest payments if the Borrower’s ADSs trade at an average trading price of US$ 7.0 or above for any 3 consecutive months period; and

(ii)               At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan, 3% for future IFC Loan interest payments if the Borrower’s ADSs trade at an average trading price of US$ 12.0 or above for any 4 consecutive months period.

The IFC loan was disbursed to the Group on October 22, 2012, with repayment schedule of 2 equal semi-annual installments starting on November 15, 2017.  The IFC Loan was not allowed to pay back in advance of the payment schedule.

Management has determined that the conversion feature embedded in the convertible loan should not be bifurcated and accounted for as a derivative, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument.

Since the conversion price of the IFC Loan exceeds the market price of the Company’s ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the beneficial conversion feature, and was treated solely as a liability since the embedded conversion feature has no intrinsic value and accordingly does not meet the requirements of an equity component. Costs incurred by the Company that were directly attributable to the issuance of IFC Loan amounting to approximately RMB 3,563 (US$567), were deferred and being charged to the consolidated statements of operations and other comprehensive income (loss) using the effective interest rate method.  The front fee paid to IFC amounting to RMB 4,881 (US$774) is treated as debt discount deducting the proceeds at inception and accretion during the loan period with effective interest method.

Management further determined that the interest rate change feature (“IRCF”) embedded in the convertible loan is required to be bifurcated and accounted for as a derivative asset.  The fair value of the IRCF as of issuance date was RMB 384 (US$ 61) and bifurcated from the Loan of RMB 125,710 (US$ 20,000) and included in debt discount, which is amortized over the approximately six-year period the IFC Loan are expected to be outstanding using the effective interest rate method.  The fair value of the IRCF decreased to RMB 181 (US$ 28) as of December 31, 2012.  The change of RMB 202 (US$ 32) in the fair value of the embedded derivative assets was recognized as interest expense from revaluation of embedded derivative in the consolidated statements of operations and other comprehensive income (loss).

The Convertible loan as of December 31, 2011 and 2012 are summarized in the following table:

	As of December 31
	2011	2012
	RMB	RMB

Principal IFC loan	—	125,710
Unamortized discount	—	(4,554)
Net carrying amount	—	121,156

In connection with the Loan Agreement, the Company signed a registration rights agreement, which requires a liquidated damages in the amount of 0.5% of the aggregate outstanding principal amount of the IFC Loan for each 30 day period subject to a liquidated damages cap of 6.0% of the aggregate outstanding principal amount of the IFC Loan, should the Company fail to comply with the following significant terms:

(i) Requires registration statement to be declared effective within 30 days of disbursement of the IFC Loan in the event there are no SEC comments, and within 90 days of disbursement of the IFC Loan in the event there are SEC comments (the “Effectiveness Deadline”).

(ii) Requires the Company to maintain the effectiveness of the registration statement until the earlier of (a) the date when all registrable securities have been resold, (b) the date when all registrable securities may be resold under Rule 144 without regard to information, volume or manner of sale requirements or (c) the date one year after the IFC Loan is converted into ordinary shares.

As of December 31, 2012, Management estimated the impact of the liquidated damage is immaterial and no such liability was accrued.

The Loan Agreement requires certain financial covenants, and the Group is not in compliance with loan covenants as of December 31, 2012. IFC may require the Group to immediately repay the IFC Loan. The IFC Loan was callable as of December 31, 2012 and was classified as current liabilities accordingly.